Variable Interest Entities - Schedule of Assets and Liabilities of the Lessor VIE (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets [Abstract]
Cash, cash equivilents and restricted cash	$ 96,356	$ 59,271
Liabilities [Abstract]
Amounts due to related parties, current	(206)	(229)
Amounts due to related parties, non-current	(57,881)	(61,219)
Variable Interest Entity, Primary Beneficiary [Member]
Assets [Abstract]
Cash, cash equivilents and restricted cash	104	215
Liabilities [Abstract]
Amounts due to related parties, current	(206)	(229)
Amounts due to related parties, non-current	(58,018)	(61,361)
Total liabilities	$ (58,224)	$ (61,590)